Debt - Narrative (Details)		3 Months Ended			12 Months Ended
	Apr. 10, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Short term borrowings outstanding		$ 107,000,000			$ 107,000,000		$ 211,000,000
Debt instrument percentage		12.00%			12.00%
Issuance of additional debt					$ 2,700,000,000
Equity cushion relating to minimum net worth requirement					$ 1,700,000,000
Percentage of maximum dividend payout restriction					60.00%
Southwest Gas Corporation
Debt Instrument [Line Items]
Debt instrument discount rate						0.126%
Short term borrowings outstanding		$ 57,000,000			$ 57,000,000		194,000,000
Debt instrument percentage		6.00%			6.00%
Southwest Gas Corporation | Carrying Amount
Debt Instrument [Line Items]
Long-term debt		$ 2,438,206,000			$ 2,438,206,000		2,116,333,000
Centuri
Debt Instrument [Line Items]
Issuance of additional debt					318,000,000
Equity cushion relating to minimum fixed charge ratio coverage requirement					115,000,000
Centuri | Carrying Amount
Debt Instrument [Line Items]
Long-term debt		334,427,000			334,427,000		347,661,000
LIBOR | Southwest Gas Corporation
Debt Instrument [Line Items]
Borrowings outstanding under facility		157,000,000			157,000,000
LIBOR | Centuri
Debt Instrument [Line Items]
Borrowings outstanding under facility		145,000,000			145,000,000
Southwest Gas Credit Facility | Southwest Gas Corporation
Debt Instrument [Line Items]
Line of credit designated as long term debt		150,000,000			150,000,000
Line of credit designated for working capital purposes		250,000,000			250,000,000
Long-term debt		$ 150,000,000			$ 150,000,000
Effective interest rates		0.92%			0.92%
Maximum current borrowing usage				$ 344,000,000	$ 0
Southwest Gas Credit Facility | LIBOR | Southwest Gas Corporation
Debt Instrument [Line Items]
Applicable margin					1.00%
Southwest Gas Credit Facility | Alternative Base Rate | Southwest Gas Corporation
Debt Instrument [Line Items]
Applicable margin					0.00%
Commercial Paper Program | Southwest Gas Corporation
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 50,000,000			$ 50,000,000
Borrowings outstanding under facility		$ 50,000,000			$ 50,000,000
Notes, 4.15%, due 2049 | Southwest Gas Corporation | Debentures
Debt Instrument [Line Items]
Debt instrument, stated interest rate		4.15%			4.15%
Secured Revolving Credit Facility and Term Loan | Centuri
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 590,000,000			$ 590,000,000
Borrowings outstanding under facility		$ 253,000,000			$ 253,000,000
Effective interest rates		1.30%			1.30%
Maximum current borrowing usage			$ 77,000,000
Assets amount securing the facility		$ 1,400,000,000			$ 1,400,000,000
Minimum current borrowing usage		27,000,000
Secured Revolving Credit Facility and Term Loan | Centuri | Minimum
Debt Instrument [Line Items]
Commitment fee percentage					0.125%
Secured Revolving Credit Facility and Term Loan | Centuri | Maximum
Debt Instrument [Line Items]
Commitment fee percentage					0.35%
Secured Revolving Credit Facility and Term Loan | LIBOR | Centuri
Debt Instrument [Line Items]
Applicable margin					0.875%
Secured Revolving Credit Facility and Term Loan | LIBOR | Centuri | Maximum
Debt Instrument [Line Items]
Applicable margin					2.25%
Secured Revolving Credit Facility and Term Loan | Alternative Base Rate | Centuri | Minimum
Debt Instrument [Line Items]
Applicable margin					0.00%
Secured Revolving Credit Facility and Term Loan | Alternative Base Rate | Centuri | Maximum
Debt Instrument [Line Items]
Applicable margin					1.25%
Line of Credit | Centuri
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		325,000,000			$ 325,000,000
Centuri term loan facility | Centuri
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 265,000,000			$ 265,000,000
Notes, 6.1%, due 2041 | Southwest Gas Corporation | Debentures
Debt Instrument [Line Items]
Debt instrument, stated interest rate		6.10%			6.10%
Notes, 4.45%, due 2020 | Southwest Gas Corporation | Debentures
Debt Instrument [Line Items]
Debt instrument face amount						$ 125,000,000
Debt instrument, stated interest rate		4.45%			4.45%	4.45%
Debt redemption price, percentage					100.00%
Notes, 2.2%, due 2030 | Southwest Gas Corporation | Debentures
Debt Instrument [Line Items]
Debt instrument face amount						$ 450,000,000
Debt instrument, stated interest rate		2.20%			2.20%	2.20%
Equipment loans | Centuri
Debt Instrument [Line Items]
Proceeds from debt					$ 70,000,000
$400 Million Credit Facility | Southwest Gas Corporation
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 400,000,000
Debt covenant, ratio of funded debt to total capitalization	0.70
Short term borrowings outstanding		$ 57,000,000			$ 57,000,000		$ 194,000,000
Weighted average interest rate		1.10%			1.10%		2.61%
$400 Million Credit Facility | Southwest Gas Corporation | Minimum
Debt Instrument [Line Items]
Commitment fee percentage	0.075%
$400 Million Credit Facility | Southwest Gas Corporation | Maximum
Debt Instrument [Line Items]
Commitment fee percentage	0.20%
$400 Million Credit Facility | LIBOR | Southwest Gas Corporation | Minimum
Debt Instrument [Line Items]
Applicable margin	0.75%
$400 Million Credit Facility | LIBOR | Southwest Gas Corporation | Maximum
Debt Instrument [Line Items]
Applicable margin	1.50%
$400 Million Credit Facility | Alternative Base Rate | Southwest Gas Corporation | Minimum
Debt Instrument [Line Items]
Applicable margin	0.00%
$400 Million Credit Facility | Alternative Base Rate | Southwest Gas Corporation | Maximum
Debt Instrument [Line Items]
Applicable margin	0.50%
$400 Million Credit Facility | Southwest Gas Credit Facility | Southwest Gas Corporation
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 400,000,000			$ 400,000,000
$100 Million Credit Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		100,000,000			100,000,000
Short term borrowings outstanding		$ 50,000,000			$ 50,000,000		$ 17,000,000
Weighted average interest rate		1.225%			1.225%		2.749%
$100 Million Credit Facility | Minimum
Debt Instrument [Line Items]
Short term borrowings outstanding				17,000,000
$100 Million Credit Facility | Maximum
Debt Instrument [Line Items]
Short term borrowings outstanding				$ 67,000,000
$100 Million Credit Facility | LIBOR
Debt Instrument [Line Items]
Applicable margin					1.125%
$100 Million Credit Facility | Alternative Base Rate
Debt Instrument [Line Items]
Applicable margin					0.125%